Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended			28 Months Ended
	Mar. 23, 2020	Jan. 28, 2023	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021	Jul. 11, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

The following table includes the information required by Item 402(v) of Regulation S-K, including the “Compensation Actually Paid” to our Chief Executive Officer and the average “Compensation Actually Paid” to our other named executive officers for the years presented. “Compensation Actually Paid” is calculated using the methodology required by Item 402(v) of Regulation S-K by making certain adjustments to the “Summary Compensation Table Total” reported for our Chief Executive Officer and other named executive officers for the years presented, which are detailed in the footnotes to this table. For further information about the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with its performance, see “Compensation Discussion and Analysis.”

									Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO named executive officers(3)	Average Compensation Actually Paid to non-PEO named executive officers(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (Loss) ($ in millions)(7)	Gap Inc. EBIT ($ in millions)(8)
2022	$-	$-	$11,232,972	$(46,162,022)	$8,493,907	$10,334,202	$4,942,372	$(3,972,855)	$82.15	$124.59	$(202)	$(69)
2021	$-	$-	$18,260,915	$25,854,898	$-	$-	$7,402,383	$8,376,262	$104.44	$114.78	$256	$810
2020	$277,784	$288,911	$21,905,521	$43,026,557	$-	$-	$6,563,095	$11,370,149	$116.31	$106.22	$(665)	$(862)

(1)	Robert Fisher served as Interim CEO from November 2019 to March 2020. Sonia Syngal served as CEO from March 2020 to July 2022. Bob L. Martin has served as Interim CEO since July 2022.
(2)

The following tables illustrate the adjustments to Mr. Fisher’s, Ms. Syngal’s and Mr. Martin’s Summary Compensation Table Totals in accordance with the SEC’s methodology for calculating Compensation Actually Paid. No adjustments were made for pension benefits as none of our named executive officers participated in a defined benefit or actuarial pension plan for the years presented. The  value of any dividends or other earnings paid on any equity awards is reflected in the fair value and total compensation. We do not pay dividends on unearned or unvested equity awards.

Robert Fisher
	2020	2021	2022
Summary Compensation Table Total	$277,784	$-	$-
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(159,996)	$-	$-
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$-	$-	$-
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$-	$-	$-
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$171,123	$-	$-
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$-	$-	$-
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$-	$-	$-
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$-	$-	$-
Compensation Actually Paid	$288,911	$-	$-

Sonia Syngal
	2020	2021	2022
Summary Compensation Table Total	$21,905,521	$18,260,915	$11,232,972
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(18,710,657)	$(14,069,884)	$(9,944,484)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$36,657,774	$6,586,315	$-
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$3,775,586	$11,352,207	$-
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$-	$-	$327,503
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(601,667)	$3,725,345	$(2,576,737)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$-	$-	$(45,201,276)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$-	$-	$-
Compensation Actually Paid	$43,026,557	$25,854,898	$(46,162,022)

Bob L. Martin
	2020	2021	2022
Summary Compensation Table Total	$-	$-	$8,493,907
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$-	$-	$(7,365,781)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$-	$-	$9,565,815
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$-	$-	$-
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$-	$-	$-
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$-	$-	$(359,739)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$-	$-	$-
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$-	$-	$-
Compensation Actually Paid	$-	$-	$10,334,202

(3)	The following table identifies our named executive officers other than the individuals who served as our CEO for the years presented.

Non-CEO Named Executive Officers
2020	2021	2022
Katrina O’Connell Executive Vice President and Chief Financial Officer, Gap Inc.	Katrina O’Connell Executive Vice President and Chief Financial Officer, Gap Inc.	Katrina O’Connell Executive Vice President and Chief Financial Officer, Gap Inc.
Mark Breitbard President and Chief Executive Officer, Gap Brand	Mark Breitbard President and Chief Executive Officer, Gap Brand	Horacio Barbeito President and Chief Executive Officer, Old Navy
Nancy Green President and Chief Executive Officer, Old Navy	Nancy Green President and Chief Executive Officer, Old Navy	Mark Breitbard President and Chief Executive Officer, Gap Brand
Julie Gruber Executive Vice President, Chief Legal, Compliance and Sustainability Officer, Gap Inc.	Mary Beth Laughton President and Chief Executive Officer, Athleta	Sandra Stangl President and Chief Executive Officer, Banana Republic
Teri List Former Executive Vice President and Chief Financial Officer, Gap Inc.		Nancy Green Former President and Chief Executive Officer, Old Navy

(4)

The following table illustrates the adjustments to the Average Summary Compensation Table Total for our named executive officers other than the individuals who served as our CEO for the years presented in accordance with the SEC’s methodology for calculating Compensation Actually Paid. No adjustments were made for pension benefits as none of our named executive officers participated in a defined benefit or actuarial pension plan for the years presented. The value of any dividends or other earnings paid on any equity awards is reflected in the fair value and total compensation. We do not pay dividends on unearned or unvested equity awards.

Non-CEO Named Executive Officers
	2020	2021	2022
Summary Compensation Table Total	$6,563,095	$7,402,383	$4,942,372
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(4,833,637)	$(4,584,365)	$(3,849,236)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$8,968,474	$2,216,278	$2,758,882
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$1,302,728	$1,891,608	$(6,375,006)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$-	$-	$38,437
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(565,435)	$1,450,358	$(685,792)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$(65,076)	$-	$(802,512)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$-	$-	$-
Compensation Actually Paid	$11,370,149	$8,376,262	$(3,972,855)

(5)	Represents the total stockholder return for our common stock assuming an investment of $100 on February 1, 2020 through January 28, 2023. Assumes reinvestment of any dividends paid.
(6)

Represents the total stockholder return for the Dow Jones U.S. Apparel Retailers Index assuming an investment of $100 on February 1, 2020 through January 28, 2023. Assumes reinvestment of any dividends paid.

(7)	Represents our net income (loss) as reported in our Annual Reports on Form 10-K for the years presented.
(8)	Represents our earnings before interest and taxes (“EBIT”) for the years presented. EBIT was calculated as net sales less (i) cost of goods sold and occupancy expenses and (ii) operating expenses.

Company Selected Measure Name			EBIT
Named Executive Officers, Footnote [Text Block]			Robert Fisher served as Interim CEO from November 2019 to March 2020. Sonia Syngal served as CEO from March 2020 to July 2022. Bob L. Martin has served as Interim CEO since July 2022.
Peer Group Issuers, Footnote [Text Block]			total stockholder return for the Dow Jones U.S. Apparel Retailers Index assuming an investment of $100 on February 1, 2020 through January 28, 2023. Assumes reinvestment of any dividends paid
PEO Total Compensation Amount			$ 8,493,907
PEO Actually Paid Compensation Amount			$ 10,334,202
Adjustment To PEO Compensation, Footnote [Text Block]
(2)

The following tables illustrate the adjustments to Mr. Fisher’s, Ms. Syngal’s and Mr. Martin’s Summary Compensation Table Totals in accordance with the SEC’s methodology for calculating Compensation Actually Paid. No adjustments were made for pension benefits as none of our named executive officers participated in a defined benefit or actuarial pension plan for the years presented. The  value of any dividends or other earnings paid on any equity awards is reflected in the fair value and total compensation. We do not pay dividends on unearned or unvested equity awards.

Robert Fisher
	2020	2021	2022
Summary Compensation Table Total	$277,784	$-	$-
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(159,996)	$-	$-
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$-	$-	$-
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$-	$-	$-
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$171,123	$-	$-
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$-	$-	$-
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$-	$-	$-
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$-	$-	$-
Compensation Actually Paid	$288,911	$-	$-

Sonia Syngal
	2020	2021	2022
Summary Compensation Table Total	$21,905,521	$18,260,915	$11,232,972
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(18,710,657)	$(14,069,884)	$(9,944,484)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$36,657,774	$6,586,315	$-
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$3,775,586	$11,352,207	$-
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$-	$-	$327,503
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(601,667)	$3,725,345	$(2,576,737)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$-	$-	$(45,201,276)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$-	$-	$-
Compensation Actually Paid	$43,026,557	$25,854,898	$(46,162,022)

Bob L. Martin
	2020	2021	2022
Summary Compensation Table Total	$-	$-	$8,493,907
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$-	$-	$(7,365,781)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$-	$-	$9,565,815
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$-	$-	$-
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$-	$-	$-
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$-	$-	$(359,739)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$-	$-	$-
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$-	$-	$-
Compensation Actually Paid	$-	$-	$10,334,202

Non-PEO NEO Average Total Compensation Amount			$ 4,942,372	$ 7,402,383	$ 6,563,095
Non-PEO NEO Average Compensation Actually Paid Amount			$ (3,972,855)	8,376,262	11,370,149
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)

The following table illustrates the adjustments to the Average Summary Compensation Table Total for our named executive officers other than the individuals who served as our CEO for the years presented in accordance with the SEC’s methodology for calculating Compensation Actually Paid. No adjustments were made for pension benefits as none of our named executive officers participated in a defined benefit or actuarial pension plan for the years presented. The value of any dividends or other earnings paid on any equity awards is reflected in the fair value and total compensation. We do not pay dividends on unearned or unvested equity awards.

Non-CEO Named Executive Officers
	2020	2021	2022
Summary Compensation Table Total	$6,563,095	$7,402,383	$4,942,372
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(4,833,637)	$(4,584,365)	$(3,849,236)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$8,968,474	$2,216,278	$2,758,882
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$1,302,728	$1,891,608	$(6,375,006)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$-	$-	$38,437
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(565,435)	$1,450,358	$(685,792)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$(65,076)	$-	$(802,512)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$-	$-	$-
Compensation Actually Paid	$11,370,149	$8,376,262	$(3,972,855)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following chart illustrates a comparison of the Compensation Actually Paid amounts for the individuals who served as our CEO and other named executive officers versus our TSR for the years presented.

Compensation Actually Paid vs. Net Income [Text Block]

The following chart illustrates a comparison of the Compensation Actually Paid amounts for the individuals who served as our CEO and other named executive officers versus our net income (loss) for the years presented.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following chart illustrates a comparison of the Compensation Actually Paid amounts for the individuals who served as our CEO and other named executive officers versus our EBIT for the years presented. We believe that EBIT is the most important measure that we use to determine executive compensation because our executives’ PRSUs, which generally comprise the largest single element of their compensation, are largely determined based on achievement of a three-year cumulative EBIT goal, which is aligned to the EBIT margin improvements outlined in our economic model. For more information on our executives’ long term incentives, see “Compensation Discussion and Analysis–Long-Term Incentives.”

Total Shareholder Return Vs Peer Group [Text Block]			The following chart illustrates a comparison of our three-year cumulative TSR versus the three-year cumulative TSR of our peer index for the years presented.
Tabular List [Table Text Block]

The items listed below represent the four most important performance measures we used to determine Compensation Actually Paid for fiscal 2022 as further described in “Compensation Discussion and Analysis–Elements of Compensation–Long-Term Incentives” and “Compensation Discussion and Analysis–Elements of Compensation–Annual Cash Incentive Bonus”.

Most Important Performance Measures in Fiscal 2022
Gap Inc. Earnings Before Income and Taxes (EBIT)
Relative Total Shareholder Return (S&P Retail Select Index)
Divisional and Weighted Brand Average EBIT
Divisional and Weighted Brand Average Net Sales

Total Shareholder Return Amount			$ 82.15	104.44	116.31
Peer Group Total Shareholder Return Amount			124.59	114.78	106.22
Net Income (Loss)			$ (202,000,000)	$ 256,000,000	$ (665,000,000)
Company Selected Measure Amount			(69,000,000)	810,000,000	(862,000,000)
PEO Name	Robert Fisher	Bob L. Martin				Sonia Syngal
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Gap Inc. Earnings Before Income and Taxes (EBIT)
Non-GAAP Measure Description [Text Block]			EBIT was calculated as net sales less (i) cost of goods sold and occupancy expenses and (ii) operating expenses
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Relative Total Shareholder Return (S&P Retail Select Index)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Divisional and Weighted Brand Average EBIT
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Divisional and Weighted Brand Average Net Sales
Robert Fisher
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					$ 277,784
PEO Actually Paid Compensation Amount					288,911
Sonia Syngal
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 11,232,972	$ 18,260,915	21,905,521
PEO Actually Paid Compensation Amount			(46,162,022)	25,854,898	43,026,557
Bob L. Martin
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			8,493,907
PEO Actually Paid Compensation Amount			10,334,202
PEO [Member] | Robert Fisher | Deduction for Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(159,996)
PEO [Member] | Robert Fisher | Addition of Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					171,123
PEO [Member] | Sonia Syngal | Deduction for Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(9,944,484)	(14,069,884)	(18,710,657)
PEO [Member] | Sonia Syngal | Addition of Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				6,586,315	36,657,774
PEO [Member] | Sonia Syngal | Addition of Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				11,352,207	3,775,586
PEO [Member] | Sonia Syngal | Addition of Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			327,503
PEO [Member] | Sonia Syngal | Addition of Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions were Satisfied During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,576,737)	3,725,345	(601,667)
PEO [Member] | Sonia Syngal | Deduction of Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(45,201,276)
PEO [Member] | Bob L. Martin | Deduction for Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(7,365,781)
PEO [Member] | Bob L. Martin | Addition of Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			9,565,815
PEO [Member] | Bob L. Martin | Addition of Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions were Satisfied During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(359,739)
Non-PEO NEO [Member] | Deduction for Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,849,236)	(4,584,365)	(4,833,637)
Non-PEO NEO [Member] | Addition of Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,758,882	2,216,278	8,968,474
Non-PEO NEO [Member] | Addition of Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(6,375,006)	1,891,608	1,302,728
Non-PEO NEO [Member] | Addition of Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			38,437
Non-PEO NEO [Member] | Addition of Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions were Satisfied During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(685,792)	$ 1,450,358	(565,435)
Non-PEO NEO [Member] | Deduction of Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (802,512)		$ (65,076)